Strategic Funds, Inc.
-Dreyfus Conservative Allocation Fund
-Dreyfus Growth Allocation Fund
-Dreyfus Moderate Allocation Fund
(the "Funds")

Incorporated herein by reference, on behalf of the Funds, is the supplement to the Funds' prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 9, 2012 (SEC Accession No. 0000737520-12-000061).